Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Inventory Assets	₩ 988,351	₩ 717,673
Investment properties	2,198,135	₩ 1,933,358	₩ 1,720,654
Collateral [Member]
Disclosure of detailed information about borrowings [line items]
Inventory Assets	278,031
Investment properties	₩ 283,688